Commitments and Contingencies - Summary of Future Payments Related to Construction of the Hangar (Detail) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Remainder of 2023	$ 758,960
2024	0
2025	0
2026	0
2027	0
Thereafter	0
Total	$ 758,960
Hangar | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Remainder of 2023		$ 3,755,517
2024		0
2025		0
2026		0
2027		0
Thereafter		0
Total		3,755,517
Aircraft [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Remainder of 2023		9,097,771
2024		0
2025		0
2026		0
2027		0
Thereafter		0
Total		$ 9,097,771